Bank borrowings - Maturity of bank borrowings (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Maturity of bank borrowings
Within 1 year	$ 7,024
Between 1 to 2 years	7,024
Between 2 to 3 years	7,024
Between 3 to 4 years	7,024
Between 4 to 5 years	$ 3,678